Document and Entity Information	12 Months Ended
May 30, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Mar. 31, 2013
Registrant Name	FIDELITY ABERDEEN STREET TRUST
Central Index Key	0000880195
Amendment Flag	false
Document Creation Date	Sep. 26, 2013
Document Effective Date	Sep. 26, 2013
Prospectus Date	May 30, 2013